Taxation	12 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Taxation
18.	Taxation

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

When the two-tiered profits tax regime took effect on April 1, 2018, the applicable Hong Kong profits tax rate is 8.25% for assessable profits on the first HK$2,000 and 16.5% for any assessable profits in excess of HK$2,000. During the years ended June 30, 2023, 2024 and 2025, Hong Kong profits tax was not provided as there were no taxable profits deriving from Hong Kong.

PRC

Under the PRC Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply for HNTE status every three years. The WFOE qualified as a HNTE in the calendar year 2022 and is eligible for a preferential enterprise income tax rate of 15% as a “high and new technology enterprise” under the EIT Law from the period of 2022 to 2025. In October 2025, the WFOE successfully renewed its HNTE certification for a further three-year period and maintained the 15% preferential tax rate for the calendar year ended December 31, 2025. Following the disposal of the Divested Business (Note 4), the Group determined that it is no longer likely to meet the criteria for the preferential tax rate. Accordingly, effective January 1, 2026, the Group has accrued income tax using the statutory tax rate of 25%.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

Withholding tax on undistributed earnings

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside the PRC, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within the PRC or if the received dividends have no connection with the establishment or place of such immediate holding company within the PRC, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with the PRC. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion (“HK DTA”) in August 2006, dividends paid by an FIE in the PRC to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. To the extent that subsidiaries and the consolidated VIE (including its subsidiaries) of the Group have undistributed earnings, the Group accrues appropriate expected withholding tax associated with repatriation of such undistributed earnings.

During the year ended June 30, 2024 and 2025, one of the Group’s WFOE, an onshore subsidiary of the Group, distributed a portion of its retained earnings of approximate US$5,263 and US$10,000 to its immediate holding company, Witty Digital Technology Limited, an offshore subsidiary of the Company in Hong Kong, respectively. As of June 30, 2024, the Group had applied withholding tax rate of 5% based on the facts and circumstances of the offshore subsidiary and management’s interpretation of the HK DTA back then. During the year ended June 30, 2025, as there were new changes in relevant facts and circumstances, the Group accrued withholding tax on undistributed earnings as of June 30, 2025 using a 10% tax rate to reflect the management’ estimation accordingly. And the Group continued to apply 10% tax rate to accrue withholding tax on undistributed earnings going forward.

The following table sets forth the component of income tax (expenses)/benefit of the Group for the years ended June 30, 2024, 2025 and 2026:

	For the years ended June 30, 2026
	Mainland China	Hongkong	Others	Total
	RMB	RMB	RMB	RMB

Loss before income tax benefits	(219,032)	(7,231)	(40,136)	(266,399)
Current tax benefits	121	-	(72)	49
Deferred tax expenses	11,415	-	-	11,415
Income tax benefits	11,536	-	(72)	11,464

	For the years ended June 30, 2025
	Mainland China	Hongkong	Others	Total
	RMB	RMB	RMB	RMB

Loss before income tax expense	(17,917)	1,712	(2,251)	(18,456)
Current tax expenses	(3,596)	-	-	(3,596)
Deferred tax expenses	246	-	-	246
Income tax expenses	(3,350)	-	-	(3,350)

For the years ended June 30, 2024
	Mainland China	Hongkong	Others	Total
	RMB	RMB	RMB	RMB

Loss before income tax expense	-	-	-	-
Current tax expenses	-	-	-	-
Deferred tax expenses	-	-	-	-
Income tax expenses	-	-	-	-

The following table sets forth reconciliation between the PRC statutory EIT rate and the effective tax rates for years prior to the adoption of ASU 2023-09:

	For the years ended June 30,
	2024	2025

Statutory income tax rate in PRC	25.0%	25.0%
Effect of income tax exemptions and preferential tax rates	-	-11.8%
Effect of income tax rate difference in other jurisdictions	-	9.4%
Effect of PRC withholding tax	-	0.0%
Permanent differences	-	-16.9%
Changes in valuation allowance	-	-23.9%
Effective tax rate	-	-18.2%

Upon adoption of ASU 2023-09, as described in Note 2(ah), reconciliation of difference between the PRC statutory income tax rate and the Group’s effective income tax rate for the year ended June 30, 2026 is as follows:

	For the years ended June 30, 2026
	RMB	Percentage

Chinese mainland statutory income tax benefits	66,600	25.0%
Other jurisdictions’ tax effects
Hong Kong	1,434	0.5%
Cayman
Effect on tax rates in different tax jurisdictions	(9,983)	-3.7%
Other jurisdictions	(24)	0.0%
Changes in valuation allowance	(24,741)	-9.3%
Non-taxable or non-deductible items
Preferential tax rates and tax holiday	242	0.1%
R&D Super deduction	6,161	2.3%
Impairment loss on goodwill	(31,015)	-11.6%
Others	(1,428)	-0.5%
Other adjustments
Effect of PRC withholding tax	4,218	1.6%
Effective tax rates	11,464	4.3%

For the year ended June 30, 2026, income taxes paid amounted to RMB48.3 million in Chinese mainland, and RMB0.1 million in jurisdictions outside Chinese mainland.

Deferred tax assets and liabilities

	As of June 30,
	2025	2026
	RMB	RMB

Deferred tax assets:
Allowances of credit losses	-	350
Allowance for inventory valuation allowance	-	361
Operating lease liabilities	1,509	6,227
Accrued liability	-	144
Deductible temporary difference related to advertising expenses	-	269
Net operating tax losses carried forward	783	21,645
Subtotal	2,292	28,996
Less: valuation allowance	(465)	(12,760)
Total deferred tax assets, net	1,827	16,236

	As of June 30,
	2025	2026
	RMB	RMB

Deferred tax liabilities:
Receivables of consideration for Divested Business	-	28,774
Operating lease right-of-use assets	1,694	6,394
Newly identified intangible assets arising from business combination	16,259	13,442
Unrealized investment income	297	(222)
Withholding tax on undistributed earnings	55,591	86,478
Total deferred tax liabilities	73,841	134,866

The tax losses of the Group expire over different time intervals depending on the local jurisdiction. According to PRC tax regulations, the PRC enterprise net operating loss can generally carry forward for no longer than five years, starting from the year subsequent to the year in which the loss was incurred. As of June 30, 2026, certain entities of the Group had net operating tax losses carried forward, which if not utilized, will expire as follows:

2026
RMB

Loss expiring for the year ended December 31, 2026	-
Loss expiring for the year ended December 31, 2027	-
Loss expiring for the year ended December 31, 2028	-
Loss expiring for the year ended December 31, 2029	79
Loss expiring for the year ended December 31, 2030	14,795
Loss expiring for the year ended December 31, 2031	73,515
Subtotal	88,389

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated equity, existence of taxable temporary differences and reversal periods.

Changes in valuation allowance are as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB

Balance at beginning of the year	-	-	(465)
Addition	-	(465)	(12,295)
Balance at end of the year	-	(465)	(12,760)

The major jurisdiction in which the Group is subject to potential examination is the PRC. In general, the PRC tax authorities have up to five years and in certain cases up to ten years to conduct examinations of the tax filings of the Group. All these related tax years remain subject to examination by the PRC tax authorities potentially.